Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2013	2012
Accounts receivable, trade	$1,855,644	$1,792,961
Allowance for doubtful accounts	(14,824)	(10,518)
Non-trade accounts receivable	110,394	84,872
Notes receivable	111,531	124,969
Total	$2,062,745	$1,992,284